Property and Equipment	12 Months Ended
Feb. 29, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

			Net book value
	Cost	Accumulated Amortization	February 29, 2012	February 28, 2011
	$	$	$	$

Office furniture	11,194	8,233	2,961	3,701
Vehicle	15,531	14,394	1,137	1,625

	26,725	22,627	4,098	4,712

During the year ended February 29, 2012, total additions to property, plant and equipment were $nil (2011 - $nil).